Preferred Stock (FY) (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) numbreOfAcres $ / shares shares	Sep. 30, 2020 shares	Dec. 31, 2019 USD ($) numbreOfAcres $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Annualized rate	5.50%
Distributions	$ 1,569
2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Number of extensions | numbreOfAcres	2		2
Term of extension			1 year
Preferred stock, redemption price (in usd per share) | $ / shares	$ 10.00		$ 10.00
Annualized rate		5.50%	5.50%
Extension Dividend Rate			6.00%
Preferred stock outstanding (in shares) | shares	119,800	2,063,146	119,800
Distributions			$ 1,569